Intangible assets - Key assumptions (Details)	Dec. 31, 2024	Jun. 30, 2024
Key assumptions
Long-term growth rate	3.00%	3.00%
Discount rate	16.00%	16.00%
Minimum
Key assumptions
Revenue growth	5.00%	7.00%
Maximum
Key assumptions
Revenue growth	69.00%	41.00%